SUPPLEMENT DATED MAY 1, 2019
TO

PROSPECTUS DATED APRIL 30, 2019
FOR LARGE CASE VUL

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT G

On June 1, 2019, the name of the MFS® International Value Portfolio will change to MFS® International Intrinsic Value Portfolio.

Please retain this supplement with your prospectus for future reference.